Tigress [Member] Average Annual Total Returns - Tigress [Member] - Tigress Shares	12 Months Ended	39 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	4.68%
Performance Inception Date		Sep. 30, 2022